Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Jun. 30, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Jun. 30, 2013 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2012 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2013 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Jun. 30, 2013 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Dec. 31, 2012 Teekay Nakilat Corporation [Member] Unsecured Debt [Member] USD ($)	Jun. 30, 2013 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)	Dec. 31, 2012 Teekay Tangguh Joint Venture [Member] U.S. Dollar-denominated Term Loan one due through 2021 [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,564,935	$ 1,413,353	$ 280,000	$ 80,000	$ 107,803	$ 112,264	$ 105,632	$ 108,799	$ 115,323	$ 125,791	$ 329,480	€ 253,300	$ 341,382	$ 309,393	$ 321,851	$ 13,282	$ 13,282	$ 304,022	$ 309,984
Less current portion	87,079	86,489
Total	$ 1,477,856	$ 1,326,864